RESEARCH AND DEVELOPMENT EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Research And Development Expenses Net [Line Items]
Research and development expenses	$ 7,279	$ 29,498	$ 16,491
Payroll and related expenses
Research And Development Expenses Net [Line Items]
Research and development expenses, gross	661	839	636
Professional services
Research And Development Expenses Net [Line Items]
Research and development expenses, gross	1,210	1,821	1,752
Share-based payments
Research And Development Expenses Net [Line Items]
Research and development expenses, gross	1,151	1,910	883
Clinical and pre-clinical trials
Research And Development Expenses Net [Line Items]
Research and development expenses, gross	3,872	23,905	12,569
Intellectual property development
Research And Development Expenses Net [Line Items]
Research and development expenses, gross	180	349	298
Other
Research And Development Expenses Net [Line Items]
Research and development expenses, gross	$ 205	$ 674	$ 353